Property And Equipment, Net	12 Months Ended
Nov. 30, 2023
Property And Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of November 30,
	2022	2023	2023
	HK$	HK$	US$
Furniture and fixtures	6,968	6,968	893
Office equipment	94,458	125,835	16,113
Motor vehicle	1,181,264	1,181,264	151,259
Total	1,282,690	1,314,067	168,265
Less: Accumulated depreciation	1,107,792	1,279,319	163,816
Net book value	174,898	34,748	4,449

Depreciation expenses recognized for the years ended November 30, 2023, 2022 and 2021 were HK$171,527 (US$21,964), HK$411,742 and HK$411,614, respectively.